GOODWILL (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in the net carrying amount of goodwill
Goodwill at beginning of period	₽ 38,041	₽ 38,675
Goodwill at end of period	42,819	38,041
Telecom
Change in the net carrying amount of goodwill
Goodwill at beginning of period	29,458	31,335
Goodwill at end of period	34,048	29,458
Gross Book Value
Change in the net carrying amount of goodwill
Goodwill at beginning of period	44,828	44,181
Acquisitions (Note 5)	4,383	282
Impairment (Note 22)		(1,281)
Currency translation adjustment	395	365
Goodwill at end of period	49,606	44,828
Gross Book Value | Telecom
Change in the net carrying amount of goodwill
Goodwill at beginning of period	30,924	32,801
Acquisitions (Note 5)	4,337
Reclassification (Note 6)	253	(1,877)
Goodwill at end of period	35,514	30,924
Accumulated Depreciation
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(6,787)	(5,506)
Goodwill at end of period	(6,787)	(6,787)
Accumulated Depreciation | Telecom
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(1,466)	(1,466)
Goodwill at end of period	(1,466)	(1,466)
Other
Change in the net carrying amount of goodwill
Goodwill at beginning of period	8,583	7,340
Goodwill at end of period	8,771	8,583
Other | Gross Book Value
Change in the net carrying amount of goodwill
Goodwill at beginning of period	13,904	11,380
Acquisitions (Note 5)	46	282
Reclassification (Note 6)	(253)	1,877
Impairment (Note 22)		(1,281)
Currency translation adjustment	395	365
Goodwill at end of period	14,092	13,904
Other | Accumulated Depreciation
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(5,321)	(4,040)
Goodwill at end of period	(5,321)	(5,321)
Armenia | Accumulated Depreciation
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(3,516)
Goodwill at end of period	(3,516)	(3,516)
Oblachnyi retail | Accumulated Depreciation
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(524)
Goodwill at end of period	(524)	(524)
Ticketland and Ponominalu | Accumulated Depreciation
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(1,281)
Goodwill at end of period	₽ (1,281)	₽ (1,281)